Business and credit concentrations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Supplier | Purchases of raw materials
Concentration Risk
Purchases from suppliers	¥ 40,903	$ 6,243	¥ 42,771	¥ 23,741
Percentage of concentration risks	54	54	46	30
Supplier | Purchases of raw materials | Beijing Jingjing Jiahong Medical Equipment Co., Ltd.
Concentration Risk
Purchases from suppliers	¥ 28,892	$ 4,410	¥ 29,960
Percentage of concentration risks	38	38	32
Supplier | Purchases of raw materials | Beijing Jingjing Jiahong Medical Equipment Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration				10.00%
Supplier | Purchases of raw materials | Beijing Jingjing Medical Equipment Co., Ltd.
Concentration Risk
Purchases from suppliers				¥ 23,741
Percentage of concentration risks				30
Supplier | Purchases of raw materials | Beijing Jingjing Medical Equipment Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration	10.00%	10.00%	10.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited
Concentration Risk
Purchases from suppliers	¥ 12,011	$ 1,833	¥ 12,811
Percentage of concentration			14.00%
Percentage of concentration risks	16	16
Supplier | Purchases of raw materials | China Bright Group Co. Limited | Maximum
Concentration Risk
Percentage of concentration				10.00%
Beijing municipality | Customers | Revenue
Concentration Risk
Percentage of concentration	19.60%	19.60%	21.20%	23.80%
Guangdong province | Customers | Revenue
Concentration Risk
Percentage of concentration	63.70%	63.70%	62.90%	61.00%
Zhejiang province | Customers | Revenue
Concentration Risk
Percentage of concentration	16.70%	16.70%	15.90%	15.20%